STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 4) - Rights Offering	Feb. 12, 2013 $ / shares $ / kg shares
Stockholders Equity Note [Line Items]
Sale of units under subscription right offering, issue price per unit (in dollars per unit) | $ / kg	240
Period of warrant	5 years
Number of common stock shares called by each warrant (in shares)	800
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.15
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares included in each unit of subscription right (in shares)	80